Loans Held for Sale (Notes)	12 Months Ended
Dec. 31, 2013
Loans Held for Sale [Abstract]
Loans Held for Sale [Text Block]
6.  Loans Held for Sale
Loans held for sale as of December 31, 2013 and 2012, consist of the following:

	2013	2012
Mortgage warehouse (carried at fair value)	$613,459	$1,452,236
Other residential (carried at fair value)	58,912	—
Total loans held for sale carried at fair value	672,371	1,452,236
Government insured pool buyouts	53,823	96,635
Other residential	8,939	539,175
Commercial and commercial real estate	56,249	—
Total loans held for sale carried at lower of cost or market	119,011	635,810
Total loans held for sale	$791,382	$2,088,046

The Company typically transfers residential mortgage loans originated or acquired to various financial institutions, government agencies, or government-sponsored enterprises. In addition, the Company enters into loan securitization transactions related to certain conforming and non-conforming residential mortgage loans. In connection with the conforming loan transactions, loans are converted into mortgage-backed securities issued primarily by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Government National Mortgage Association (GNMA), and are subsequently sold to third party investors. For non-conforming transactions, the Company’s special purpose wholly-owned subsidiary, EverBank Funding, LLC issued certificates that were offered and sold to qualified institutional buyers. Typically, the Company accounts for these transfers as sales and either retains or releases the right to service the loans. The servicing arrangement represents the Company's continuing involvement with these transferred loans.
In addition, the Company also may be exposed to limited liability related to recourse agreements and repurchase agreements made to our issuers and purchasers, which are included in commitments and contingencies in Note 25. Commitments and contingencies include amounts related to loans sold that we may be required to repurchase, or otherwise indemnify or reimburse the investor or insurer for losses incurred, due to material breach of contractual representations and warranties. Refer to Note 25 for the maximum exposure to loss for material breach of contractual representations and warranties.
Other residential loans held for sale carried at fair value represent preferred jumbo residential mortgage loans that the Company originated with the intent to market and sell in the secondary market either through third party sales or securitizations. The Company has elected the fair value option for these loans to provide a better offset of the changes in the fair values of the loans and the derivative instruments used to economically hedge them without the burden of complying with the requirements for hedge accounting.
Other residential loans held for sale that are carried at lower of cost or market value represent loans acquired or originated by the Company with the intention to hold these loans for a short duration and subsequently sell in the near term. Commercial and commercial real estate loans held for sale carried at the lower of cost or market represent the portion of certain commercial lines of credit that the Company has the intent to market and sell.
The following is a summary of cash flows related to transfers accounted for as sales for the years ended December 31, 2013, 2012 and 2011:

	2013	2012	2011
Proceeds received from agency securitizations	$9,031,693	$8,297,369	$5,037,329

Proceeds received from nonagency sales - residential	1,641,101	361,168	444,048
Proceeds received from nonagency sales - commercial and commercial real estate	74,551	—	—
Proceeds received from nonagency sales	1,715,652	361,168	444,048

Repurchased loans from agency securitizations	4,738	7,363	9,149
Repurchased loans from nonagency sales	19,234	31,494	20,884

The Company periodically transfers conforming residential mortgages to GNMA in exchange for mortgage-backed securities.  As of December 31, 2013 and December 31, 2012, the Company retained $50,534 and $99,121, respectively, of these securities backed by the transferred loans and maintained effective control over these pools of transferred assets. Accordingly, the Company did not record these transfers as sales. These transferred assets were recorded in the consolidated balance sheets as loans held for sale. The remaining securities were sold to unrelated third parties and were recorded as sales.
The gains and losses on the transfers which qualified as sales are recorded on the consolidated statements of income in gain on sale of loans, which includes the gain or loss on sale, change in fair value related to our fair value option loans, and the offsetting hedging positions.
In connection with these transfers, the Company recorded servicing assets in the amount of $100,426, $76,238 and $56,268, for the years ended December 31, 2013, 2012 and 2011, respectively. All servicing assets are initially recorded at fair value using a Level 3 measurement technique. Refer to Note 9 for information relating to servicing activities and MSR.
During the year ended December 31, 2013, the Company transferred $810,885 in residential mortgage loans from loans held for sale to loans held for investment at lower of cost or market. A majority of these loans were originated preferred jumbo adjustable rate residential mortgages which were intended to be sold in the secondary market. As a result of changing economic conditions and the Company's capacity and desire to hold these loans on the balance sheet, the Company intends to hold these loans for the foreseeable future and has transferred these loans to the held for investment portfolio. During the year ended December 31, 2012, the Company transferred $1,953,013 in residential mortgage and commercial real estate loans held for sale to loans held for investment at lower of cost or market as the Company had the intent to hold these loans for the foreseeable future.
During the year ended December 31, 2013 and 2012, respectively, the Company transferred $725,610 and $242,878 of loans from loans held for investment to loans held for sale at lower of cost or market. The majority of these loans were government insured pool buyouts initially classified in the held for investment portfolio. These loans were transferred to held for sale based upon a change in intent to no longer hold these loans for the foreseeable future.